IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Detail) - CAD ($) $ in Millions	Jul. 31, 2020		Apr. 30, 2020		Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019		Apr. 30, 2019	Oct. 31, 2018
Assets
Cash and non-interest-bearing deposits with banks	$ 49,371	[1]	$ 37,768	[1]	$ 4,754	$ 3,840	$ 3,941	[1]	$ 4,178	$ 4,380
Interest-bearing deposits with banks	19,051					13,519
Securities	144,344					121,310
Cash collateral on securities borrowed	7,212					3,664
Securities purchased under resale agreements	54,848					56,111
Loans
Residential mortgages	216,469					208,652
Personal	41,723					43,651
Credit card	11,427					12,755
Business and government	138,496					125,798
Allowance for credit losses	(3,347)		(3,064)			(1,915)	(1,771)
Derivative instruments	43,476					23,895
Customers' liability under acceptances	9,689					9,167
Other assets	35,786
Total assets	768,545					651,604
Liabilities
Deposits	566,135					485,712
Obligations related to securities sold short	16,226					15,635
Cash collateral on securities lent	1,564					1,822
Obligations related to securities sold under repurchase agreements	64,975					51,801
Derivative instruments	42,875					25,113
Acceptances	9,802					9,188
Other liabilities	21,047
Subordinated indebtedness	5,822					4,684
Equity	40,099		$ 40,253			38,580	$ 38,010
Total liabilities and equities	768,545					651,604
Less than 1 month [member]
Assets
Cash and non-interest-bearing deposits with banks	49,371
Interest-bearing deposits with banks	19,051
Securities	2,943
Cash collateral on securities borrowed	7,212
Securities purchased under resale agreements	29,203
Loans
Residential mortgages	2,774
Personal	730
Credit card	240
Business and government	14,849
Derivative instruments	4,521
Customers' liability under acceptances	8,611
Total assets	139,505					86,873
Liabilities
Deposits	33,403
Obligations related to securities sold short	16,226
Cash collateral on securities lent	1,564
Obligations related to securities sold under repurchase agreements	34,187
Derivative instruments	5,618
Acceptances	8,724
Other liabilities	22
Total liabilities and equities	99,744					88,803
Later than one months and not later than three months [member]
Assets
Securities	5,468
Securities purchased under resale agreements	12,924
Loans
Residential mortgages	5,570
Personal	724
Credit card	480
Business and government	4,190
Derivative instruments	5,323
Customers' liability under acceptances	1,034
Total assets	35,713					37,026
Liabilities
Deposits	38,535
Obligations related to securities sold under repurchase agreements	9,361
Derivative instruments	6,170
Acceptances	1,034
Other liabilities	46
Total liabilities and equities	55,146					43,539
3 - 6 months [member]
Assets
Securities	3,713
Securities purchased under resale agreements	7,782
Loans
Residential mortgages	9,726
Personal	958
Credit card	720
Business and government	6,169
Derivative instruments	4,379
Customers' liability under acceptances	19
Total assets	33,466					27,740
Liabilities
Deposits	33,653
Obligations related to securities sold under repurchase agreements	2,068
Derivative instruments	4,777
Acceptances	19
Other liabilities	67
Total liabilities and equities	40,584					44,607
6 - 9 months [Member]
Assets
Securities	4,963
Securities purchased under resale agreements	3,179
Loans
Residential mortgages	9,055
Personal	1,200
Credit card	720
Business and government	7,186
Derivative instruments	2,132
Customers' liability under acceptances	14
Total assets	28,449					26,478
Liabilities
Deposits	30,409
Obligations related to securities sold under repurchase agreements	17,433
Derivative instruments	2,400
Acceptances	14
Other liabilities	67
Total liabilities and equities	50,323					33,034
9 - 12 months [Member]
Assets
Securities	4,867
Securities purchased under resale agreements	1,760
Loans
Residential mortgages	12,599
Personal	1,291
Credit card	719
Business and government	8,027
Derivative instruments	1,871
Customers' liability under acceptances	11
Total assets	31,145					23,115
Liabilities
Deposits	36,590
Derivative instruments	2,171
Acceptances	11
Other liabilities	67
Total liabilities and equities	38,839					26,078
1 - 2 years [member]
Assets
Securities	16,659
Loans
Residential mortgages	46,805
Personal	474
Credit card	2,880
Business and government	24,861
Derivative instruments	3,999
Total assets	95,678					78,483
Liabilities
Deposits	30,369
Obligations related to securities sold under repurchase agreements	1,926
Derivative instruments	4,270
Other liabilities	260
Total liabilities and equities	36,825					31,643
2 - 5 years [member]
Assets
Securities	43,531
Loans
Residential mortgages	120,747
Personal	2,978
Credit card	5,668
Business and government	47,328
Derivative instruments	7,663
Total assets	227,915					201,231
Liabilities
Deposits	54,353
Derivative instruments	6,584
Other liabilities	600
Total liabilities and equities	61,537					54,407
Over five year [member]
Assets
Securities	33,626
Loans
Residential mortgages	8,415
Personal	3,062
Business and government	16,997
Derivative instruments	13,588
Total assets	75,688					59,883
Liabilities
Deposits	10,929
Derivative instruments	10,885
Other liabilities	432
Subordinated indebtedness	5,822
Total liabilities and equities	28,068					22,781
No specific maturity [member]
Assets
Securities	28,574
Loans
Residential mortgages	778
Personal	30,306
Business and government	8,889
Allowance for credit losses	(3,347)
Other assets	35,786
Total assets	100,986					110,775
Liabilities
Deposits	297,894
Other liabilities	19,486
Equity	40,099
Total liabilities and equities	$ 357,479					$ 306,712

[1]	Cash includes restricted balances of $468 million (April 30, 2020: $698 million; July 31, 2019: $476 million) and interest-bearing demand deposits with Bank of Canada.